Note 50 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Net Gains Loss On Sales		€ 116,000,000	€ 86,000,000	€ 126,000,000
Impairment Of Non Current Assets Held For Sale Not Discounted Operations		(103,000,000)	(72,000,000)	(206,000,000)
Gains On Sale Of Investment Classified As Non Currrent Assets Held For Sale	[1]	431,000,000	10,000,000	894,000,000
Gains On Sale Of Equity Instruments Classified As Non Currrent Assets Held For Sale		0	0	0
Total Profit or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations		€ 444,000,000	€ 23,000,000	€ 815,000,000

[1]

(*) The variation in year 2020 is mainly due to the transfer of half plus one share in BBVA Allianz Seguros y Reaseguros, S.A. (see Note 3). The variation in year 2018 is mainly due to the sale of the BBVA stake in BBVA Chile (see Note 3).